COMMON STOCK	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
COMMON STOCK

NOTE 10 – COMMON STOCK

During the nine months ended March 31, 2023, the Company sold 50,000 shares of common stock for total cash proceeds of $6,250. The funds have not been received as of March 31, 2023.

During the nine months ended March 31, 2023, Fast Capital converted $115,000 of its note payable along with $7,414 of accrued interest into 9,050,618 shares of common stock.

During the nine months ended March 31, 2023, the Company issued 2,025,000 shares of common stock for services. The shares were valued at the closing price on the date of grant, for total non-cash expense of $69,905.

On March 15, 2023, pursuant to the terms Common Stock Purchase Agreement and a Registration Rights Agreement with Keystone Capital Partners, LLC (“Keystone”) the Company issued 1,000,000 commitment shares to Keystone. The shares were valued at $0.016, the price on the date of grant, for total non-cash expense of $16,000.

Refer to Note 5 for shares issued to related parties.